Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1		$ 50,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2		50,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3		3.75
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5		0.09
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6		100,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8		3.86
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10		0.17
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11		150,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12		150,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13		3.10
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15		1.75
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16		400,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17		400,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18		2.50
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20		0.96
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21		500,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23		2.50
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25		1.04
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26		5,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27		5,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28		2.50
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30		1.42
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31		50,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32		50,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33		3.50
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35		1.75
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 36		150,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 37		150,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 38		3.72
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 39		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 40		3.40
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 41		100,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 42		100,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 43		3.67
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 44		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 45		3.50
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 46		270,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 47		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 48		3.00
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 49		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 50		4.36
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 51		1,775,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 52		905,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 53		0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1	150,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2	(1)
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3	150,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4	3.10
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6	1.00
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7	400,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8	(2)
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9	400,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10	2.50
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12	0.21
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13	500,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14	(3)
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16	2.50
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18	0.30
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19	5,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20	(4)
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21	5,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22	2.50
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24	0.67
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25	50,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26	(5)
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27	50,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28	3.50
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30	1.00
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31	100,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32	(6)
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33	100,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34	3.67
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 36	2.75
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 37	270,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 38	(7)
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 39	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 40	3.00
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 41	0
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 42	3.61
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 43	1,475,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 44	705,000
Commitments Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 45	$ 0